PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Summary of property, plant and equipment
Depreciation is computed using the straight-line method over the following estimated useful lives:

Process units and equipment	5-25 years
Pipeline and equipment	5-25 years
Buildings	25 years
Computers, furniture and fixtures	3-7 years
Leasehold improvements	20 years
Railcars	50 years
Property, plant and equipment consisted of the following:

	December 31, 2017	December 31, 2016
Land	$352,812	$352,607
Process units, pipelines and equipment	3,414,372	3,013,801
Buildings and leasehold improvements	51,915	50,711
Computers, furniture and fixtures	110,968	82,120
Construction in progress	172,270	307,659
	4,102,337	3,806,898
Less—Accumulated depreciation	(623,124)	(478,128)
	$3,479,213	$3,328,770